Schedule of Investments PIMCO PCM Fund, Inc.	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 29.5%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~	$800	$812
Caesars Resort Collection LLC
3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~	2,114	2,106
3.957% (LIBOR03M + 3.500%) due 07/21/2025 ~	298	297
Carnival Corp. 4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~	178	174
Clear Channel Outdoor Holdings, Inc. 3.799% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,431	1,409
Encina Private Credit LLC TBD% - 4.988% (LIBOR03M + 3.716%) due 11/30/2025 «~µ	2,573	2,573
Enterprise Merger Sub, Inc. 4.207% (LIBOR03M + 3.750%) due 10/10/2025 ~	3,827	2,573
Exgen Texas Power LLC 7.750% (LIBOR03M + 6.750%) due 10/08/2026 «~	1,386	1,386
Forbes Energy Services LLC (7.000% PIK) 7.000% due 06/30/2022 «(c)	514	0
Lealand Finance Co. BV 3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~	27	17
Lealand Finance Co. BV (1.475% Cash and 3.000% PIK) 4.475% (LIBOR03M + 3.000%) due 06/30/2025 ~(c)	194	94
Press Ganey (Azalea Topco) TBD% - 3.957% (LIBOR03M + 3.500%) due 07/24/2026 ~	6	6
PUG LLC 3.957% (LIBOR03M + 3.500%) due 02/12/2027 ~	701	689
Redstone Holdco 2 LP 5.500% (LIBOR03M + 4.750%) due 04/27/2028 «~	1,492	1,470
Rising Tide Holdings, Inc. 5.500% (LIBOR03M + 4.750%) due 06/01/2028 ~	1,092	1,060
Scientific Games International, Inc. 3.207% (LIBOR03M + 2.750%) due 08/14/2024 ~	1,294	1,290
Sequa Mezzanine Holdings LLC (11.750% Cash) 11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~	834	829
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	300	310
Softbank Vision Fund 5.000% due 12/21/2025 «	784	784
Sound United 6.250% (LIBOR03M + 5.500%) due 04/28/2028 ~	1,086	1,085
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	2,490	2,427
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~	41	39
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~	1,786	1,706
U.S. Renal Care, Inc. 6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~	1,097	1,018
Uber Technologies, Inc.
3.957% (LIBOR03M + 3.500%) due 04/04/2025 ~	1,395	1,392
3.957% (LIBOR03M + 3.500%) due 02/25/2027 ~	298	298
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	796	788
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,298	2,294
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)	844	321
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~	167	166
Yahoo(Verizon Media) 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~	1,108	1,103

Total Loan Participations and Assignments (Cost $32,083)		30,516

CORPORATE BONDS & NOTES 36.0%
BANKING & FINANCE 7.7%
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (j)	200	197
4.500% due 09/01/2026 (j)	200	201
5.750% due 02/01/2027 (j)	900	954
Navient Corp.
5.625% due 01/25/2025	51	50
6.125% due 03/25/2024 (j)	102	104

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Newmark Group, Inc. 6.125% due 11/15/2023 (j)	20	21
OneMain Finance Corp. 6.125% due 03/15/2024 (j)	24	25
Piper Sandler Cos. 5.200% due 10/15/2023 (j)	900	896
Uniti Group LP
6.000% due 01/15/2030 (j)	1,065	961
7.875% due 02/15/2025 (j)	2,420	2,517
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (j)	2,205	2,048

		7,974

INDUSTRIALS 24.4%
American Airlines, Inc.
5.500% due 04/20/2026 (j)	600	605
5.750% due 04/20/2029 (j)	1,300	1,297
Boeing Co.
5.705% due 05/01/2040 (j)	193	216
5.805% due 05/01/2050 (j)	129	149
5.930% due 05/01/2060 (j)	310	359
Broadcom, Inc.
3.137% due 11/15/2035 (j)	100	88
3.187% due 11/15/2036 (j)	100	87
Carnival Corp. 10.500% due 02/01/2026 (j)	100	111
Charter Communications Operating LLC
3.500% due 03/01/2042 (j)	200	166
3.850% due 04/01/2061 (j)	200	161
3.950% due 06/30/2062 (j)	1,000	812
4.400% due 12/01/2061 (j)	400	350
4.800% due 03/01/2050 (j)	41	39
Community Health Systems, Inc. 8.000% due 03/15/2026 (j)	78	81
Coty, Inc. 4.750% due 01/15/2029 (j)	900	842
CVS Pass-Through Trust 5.880% due 01/10/2028 (j)	799	853
DISH DBS Corp.
5.250% due 12/01/2026 (j)	660	630
5.750% due 12/01/2028 (j)	400	379
Envision Healthcare Corp. 8.750% due 10/15/2026 (j)	439	212
Exela Intermediate LLC 11.500% due 07/15/2026	17	8
Fresh Market, Inc. 9.750% due 05/01/2023 (j)	350	344
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (j)	274	254
Hertz Corp. 4.625% due 12/01/2026 (j)	500	468
NCL Corp. Ltd. 5.875% due 02/15/2027 (j)	351	346
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)	9	10
Oracle Corp. 4.100% due 03/25/2061 (i)(j)	100	86
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	4	4
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (j)	100	103
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023 (j)	100	104
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (j)	520	516
Topaz Solar Farms LLC
4.875% due 09/30/2039 (j)	291	309
5.750% due 09/30/2039 (j)	1,974	2,172
Transocean Pontus Ltd. 6.125% due 08/01/2025	17	17
Transocean, Inc. 7.250% due 11/01/2025	51	44
TripAdvisor, Inc. 7.000% due 07/15/2025 (j)	1,000	1,034
U.S. Renal Care, Inc. 10.625% due 07/15/2027	12	12
UAL Pass-Through Trust 6.636% due 01/02/2024 (j)	237	238
Uber Technologies, Inc. 7.500% due 05/15/2025 (j)	500	522
United Airlines, Inc.
4.375% due 04/15/2026 (j)	200	197
4.625% due 04/15/2029 (j)	1,500	1,428
Viking Cruises Ltd. 13.000% due 05/15/2025 (j)	1,000	1,113

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (j)	1,200	1,098
VOC Escrow Ltd. 5.000% due 02/15/2028 (j)	200	186
WESCO Aircraft HLDGS, Inc. 10.500% due 11/15/2026 «	4,102	4,318
Windstream Escrow LLC 7.750% due 08/15/2028 (j)	1,609	1,641
ZipRecruiter, Inc. 5.000% due 01/15/2030 (j)	1,300	1,271

		25,280

UTILITIES 3.9%
Genesis Energy LP 8.000% due 01/15/2027 (j)	843	868
Pacific Gas & Electric Co.
3.750% due 08/15/2042	2	2
4.000% due 12/01/2046	2	2
4.200% due 03/01/2029 (j)	500	492
4.300% due 03/15/2045 (j)	463	395
4.450% due 04/15/2042	22	19
4.500% due 07/01/2040 (j)	53	48
4.500% due 12/15/2041 (j)	26	23
4.600% due 06/15/2043	9	8
4.750% due 02/15/2044 (j)	1,471	1,335
4.950% due 07/01/2050 (j)	826	781
Southern California Edison Co. 4.875% due 03/01/2049 (j)	40	43
Transocean Poseidon Ltd. 6.875% due 02/01/2027	19	19

		4,035

Total Corporate Bonds & Notes (Cost $38,353)		37,289

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)	700	560

Total Convertible Bonds & Notes (Cost $685)		560

MUNICIPAL BONDS & NOTES 1.2%
PUERTO RICO 1.2%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	1,496	806
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (f)	76	44
4.000% due 07/01/2033	59	58
4.000% due 07/01/2035	53	52
4.000% due 07/01/2037	46	44
4.000% due 07/01/2041	62	59
4.000% due 07/01/2046	65	61
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (f)	30	28
5.250% due 07/01/2023	66	68

Total Municipal Bonds & Notes (Cost $1,235)		1,220

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
4.000% due 06/25/2050 (a)(j)	3,686	629
6.207% due 07/25/2029 ~	230	252
Freddie Mac
0.000% due 02/25/2046 (b)(f)	231	194
0.100% due 02/25/2046 (a)	231	0
0.700% due 11/25/2055 ~(a)	6,125	473
2.010% due 11/25/2045 ~(a)	1,027	100
3.500% due 02/25/2041 (a)(j)	2,172	270
4.000% due 07/25/2050 (a)(j)	6,716	1,428
5.000% due 03/15/2040 (a)(j)	767	45
5.607% due 10/25/2029 •	250	269
5.693% due 05/25/2050 •(a)(j)	1,947	305
8.007% due 12/25/2027 •	445	436

Total U.S. Government Agencies (Cost $4,536)		4,401

NON-AGENCY MORTGAGE-BACKED SECURITIES 38.0%
Adjustable Rate Mortgage Trust 2.740% due 01/25/2036 ^~	62	58
Banc of America Alternative Loan Trust 5.614% due 04/25/2037 ^~	95	91

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Banc of America Funding Trust
2.001% due 12/20/2034 ~	240	161
2.640% due 03/20/2036 ~	44	40
5.806% due 03/25/2037 ^~	45	51
7.000% due 10/25/2037 ^	372	298
Banc of America Mortgage Trust
2.721% due 06/20/2031 ~	217	220
2.973% due 06/25/2035 ~	40	38
Bancorp Commercial Mortgage Trust 4.147% due 08/15/2032 •(j)	2,128	2,110
BCAP LLC Trust 0.562% due 07/26/2036 ~	84	75
Bear Stearns ALT-A Trust
0.797% due 04/25/2037 •	442	428
2.125% due 09/25/2034 ~	68	69
2.880% due 11/25/2036 ^~	521	329
3.019% due 01/25/2047 ~	23	15
3.059% due 05/25/2036 ~	32	27
3.292% due 08/25/2036 ^~	198	122
3.302% due 05/25/2036 ^~	133	128
4.028% due 07/25/2035 ^~	106	87
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	49	48
BHP Trust 3.335% due 08/15/2036 •(j)	588	572
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	136	127
CD Mortgage Trust 5.688% due 10/15/2048	67	63
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	167	109
Citigroup Commercial Mortgage Trust 5.196% due 12/10/2049 ~	426	191
Citigroup Mortgage Loan Trust
2.395% due 11/25/2036 ^~	23	23
2.719% due 11/25/2035 ~(j)	1,195	766
6.250% due 11/25/2037 ~	684	400
Citigroup Mortgage Loan Trust, Inc. 2.606% due 10/25/2035 ~	288	197
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.993% due 09/25/2035 ^~	71	60
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(j)	1,700	1,687
Commercial Mortgage Loan Trust 6.027% due 12/10/2049 ~	195	32
Connecticut Avenue Securities Trust 3.199% due 10/25/2041 •(j)	800	739
Countrywide Alternative Loan Trust
1.007% due 10/25/2037 •(j)	3,689	774
1.017% due 02/25/2037 •	137	118
1.037% due 02/25/2036 ^•	423	409
1.141% due 12/25/2035 •	665	606
5.500% due 03/25/2035	385	220
6.000% due 11/25/2035 ^	163	42
6.000% due 04/25/2036 ^(j)	2,334	1,516
Countrywide Home Loan Mortgage Pass-Through Trust
1.097% due 03/25/2035 •	77	70
1.985% due 02/20/2036 ^•	4	3
2.327% due 03/25/2046 ^•(j)	373	257
2.851% due 09/20/2036 ^~	72	69
2.887% due 09/25/2047 ^~	195	186
6.000% due 05/25/2037 ^	188	111
Credit Suisse Commercial Mortgage Trust 5.457% due 02/15/2040 ~	1,497	173
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	36	37
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	958	653
6.396% due 04/25/2036 þ	170	113
6.500% due 05/25/2036 ^	147	75
DBGS Mortgage Trust 0.181% due 10/15/2036 ~(a)	147,870	706
Extended Stay America Trust 4.097% due 07/15/2038 •(j)	894	878
First Horizon Alternative Mortgage Securities Trust 2.296% due 08/25/2035 ^~	8	1
Freddie Mac
7.599% due 10/25/2041 •(j)	1,100	1,048
7.899% due 11/25/2041 •(j)	1,100	1,036
GS Mortgage Securities Corp. Trust
4.591% due 10/10/2032 ~(j)	800	774
4.591% due 10/10/2032 ~	100	96
GS Mortgage Securities Trust 0.565% due 08/10/2043 ~(a)	1,835	14
GSR Mortgage Loan Trust 2.741% due 03/25/2047 ^~(j)	638	479

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

HarborView Mortgage Loan Trust 0.949% due 01/19/2036 •	441	297
IndyMac INDA Mortgage Loan Trust 3.262% due 06/25/2037 ~	117	101
IndyMac INDX Mortgage Loan Trust
1.257% due 11/25/2034 ~	63	60
2.877% due 05/25/2036 ~	101	70
J.P. Morgan Chase Commercial Mortgage Securities Trust 6.787% due 11/15/2038 •(j)	900	891
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 ^(j)	798	598
JP Morgan Chase Commercial Mortgage Securities Corp. 1.468% due 03/12/2039 ~(a)	2	0
JP Morgan Chase Commercial Mortgage Securities Trust
0.393% due 02/15/2046 ~(a)(j)	54,834	447
6.111% due 02/12/2051 ~	48	217
JP Morgan Mortgage Trust 2.322% due 07/25/2035 ~	12	12
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^	47	31
5.534% due 02/15/2040 ^~	81	32
Lehman Mortgage Trust
5.927% due 04/25/2036 ^~	117	95
6.000% due 05/25/2037 ^	62	65
MASTR Adjustable Rate Mortgages Trust 2.749% due 11/25/2035 ^~	246	173
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	168	135
Merrill Lynch Mortgage Investors Trust
0.877% due 07/25/2030 •	28	27
1.117% due 11/25/2029 •	58	55
2.294% due 02/25/2034 ~	3	3
2.331% due 05/25/2033 ~	3	2
2.591% due 11/25/2035 •	48	49
MFA Trust 4.342% due 12/25/2066 ~	1,000	917
Morgan Stanley Capital Trust
0.150% due 11/12/2049 ~(a)	4,530	0
4.747% due 11/15/2034 •	400	380
Morgan Stanley Mortgage Loan Trust
2.620% due 01/25/2035 ^~	194	174
6.000% due 08/25/2037 ^	144	79
Morgan Stanley Resecuritization Trust 3.218% due 03/26/2037 ~(j)	2,061	2,050
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	127	122
New Residential Mortgage Loan Trust 3.877% due 11/25/2059 ~	2,900	2,082
Nomura Asset Acceptance Corp. Alternative Loan Trust 1.527% due 02/25/2035 •(j)	268	272
Regal Trust 1.718% due 09/29/2031 •	12	12
Residential Accredit Loans, Inc. Trust
4.346% due 01/25/2036 ^~	184	160
6.000% due 08/25/2035 ^	141	134
6.000% due 06/25/2036 ^	75	70
6.500% due 09/25/2037 ^	140	132
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	183	88
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	107	101
Structured Adjustable Rate Mortgage Loan Trust
2.915% due 01/25/2036 ^~	206	148
3.020% due 04/25/2036 ^~	177	126
3.246% due 09/25/2036 ^~	39	37
Structured Asset Mortgage Investments Trust 0.877% due 08/25/2036 ^•	491	476
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	107	57
Tharaldson Hotel Portfolio Trust 3.770% due 11/11/2034 •(j)	1,126	1,084
Wachovia Bank Commercial Mortgage Trust 0.952% due 10/15/2041 ~(a)	28	0
WaMu Mortgage Pass-Through Certificates Trust
1.357% due 10/25/2045 ~(j)	2,543	2,177
1.437% due 06/25/2044 •	213	209
1.723% due 10/25/2046 •(j)	813	788
1.723% due 11/25/2046 •	467	452
3.030% due 12/25/2036 ^~	173	171
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(j)	751	706
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~	1,042	1,032

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Worldwide Plaza Trust 3.596% due 11/10/2036 ~(j)	2,400	1,960

Total Non-Agency Mortgage-Backed Securities (Cost $40,203)		39,381

ASSET-BACKED SECURITIES 50.5%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(j)	1,227	1,039
Asset-Backed Securities Corp. Home Equity Loan Trust
1.552% due 02/25/2035 •(j)	1,892	1,888
3.699% due 06/21/2029 •	61	60
Bear Stearns Asset-Backed Securities Trust
1.027% due 04/25/2036 •(j)	1,974	2,756
2.670% due 07/25/2036 ~	155	154
5.500% due 12/25/2035	32	26
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	245
Citigroup Mortgage Loan Trust
0.617% due 12/25/2036 •(j)	1,175	769
0.677% due 12/25/2036 •(j)	692	329
1.132% due 11/25/2045 •(j)	540	539
1.157% due 11/25/2046 •(j)	1,100	1,017
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	328	130
9.163% due 03/01/2033 ~	727	673
Countrywide Asset-Backed Certificates
0.607% due 04/25/2047 ^•(j)	166	166
0.657% due 06/25/2037 ^•(j)	553	576
0.717% due 12/25/2036 ^•(j)	815	796
0.937% due 05/25/2036 •(j)	8,006	7,040
2.107% due 06/25/2035 •(j)	4,000	3,966
Countrywide Asset-Backed Certificates Trust
0.727% due 09/25/2046 •(j)	4,075	3,679
2.332% due 10/25/2035 •(j)	2,160	1,913
EMC Mortgage Loan Trust
1.507% due 05/25/2040 •	159	166
1.757% due 02/25/2041 •	184	181
Flagship Credit Auto Trust 0.000% due 06/15/2026 «(f)	2	203
Fremont Home Loan Trust 0.817% due 04/25/2036 •(j)	4	4
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	37	32
GSAMP Trust
2.257% due 06/25/2035 •(j)	2,200	2,199
3.082% due 12/25/2034 •(j)	2,151	1,848
Home Equity Mortgage Loan Asset-Backed Trust 0.697% due 04/25/2037 •(j)	3,631	2,760
HSI Asset Securitization Corp. Trust 0.567% due 04/25/2037 •(j)	3,068	1,829
Marlette Funding Trust
0.000% due 07/16/2029 «(f)	5	435
0.000% due 03/15/2030 «(f)	8	866
MASTR Asset-Backed Securities Trust 0.677% due 08/25/2036 •(j)	2,673	1,283
Morgan Stanley ABS Capital, Inc. Trust
0.597% due 10/25/2036 •(j)	8,564	4,737
1.237% due 12/25/2034 ~	109	107
Morgan Stanley Home Equity Loan Trust 1.522% due 05/25/2035 •(j)	1,914	1,682
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	3,500	1,072
People's Financial Realty Mortgage Securities Trust 0.587% due 09/25/2036 •	1,412	355
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(j)	3,491	1,917
Securitized Asset-Backed Receivables LLC Trust 1.102% due 01/25/2035 •	455	448
SoFi Professional Loan Program LLC 0.000% due 01/25/2039 «(f)	1,000	100
Sofi Professional Loan Program LLC 0.000% due 05/25/2040 (f)	1,000	135
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(f)	339	57
Structured Asset Investment Loan Trust
2.182% due 10/25/2034 •(j)	1,986	1,962
4.957% due 10/25/2033 •	68	74

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	116	105

Total Asset-Backed Securities (Cost $51,684)		52,318

	SHARES
COMMON STOCKS 3.5%
COMMUNICATION SERVICES 1.2%
Clear Channel Outdoor Holdings, Inc. (d)	108,013	374
iHeartMedia, Inc. 'A' (d)	25,745	487
iHeartMedia, Inc. 'B' «(d)	20,009	341

		1,202

ENERGY 0.1%
Axis Energy Services 'A' «(d)(i)	3,344	49
Nobil Corp. (d)(i)	2,288	80

		129

INDUSTRIALS 2.0%
Mcdermott International Ltd. (d)	7,216	5
Neiman Marcus Group Ltd. LLC «(d)(i)	13,191	2,045
Noble Corp. (d)	275	10
Voyager Aviation Holdings LLC «(d)	307	0
Westmoreland Mining Holdings «(d)(i)	9,231	0

		2,060

MATERIALS 0.0%
Associated Materials Group, Inc. «(d)	294,140	0

UTILITIES 0.2%
TexGen Power LLC «	9,914	240

Total Common Stocks (Cost $2,945)		3,631

WARRANTS 1.1%
INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «	118,000	64

INFORMATION TECHNOLOGY 1.0%
Windstream Holdings LLC - Exp. 9/21/2055 «	43,518	1,059

Total Warrants (Cost $316)		1,123

PREFERRED SECURITIES 5.0%
INDUSTRIALS 5.0%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(h)	53,000	51
Sequa Corp. (15.000% PIK) 15.000% «(c)	3,653	4,546
Voyager Aviation Holdings LLC 9.500% «	1,842	558

Total Preferred Securities (Cost $2,840)		5,155

REAL ESTATE INVESTMENT TRUSTS 3.6%
REAL ESTATE 3.6%
CBL & Associates Properties, Inc.	4,345	143
Uniti Group, Inc.	46,851	645
VICI Properties, Inc.	104,988	2,988

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Total Real Estate Investment Trusts (Cost $1,895)		3,776

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.8%
SHORT-TERM NOTES 5.5%
Federal Home Loan Bank 0.000% due 04/01/2022 (f)(g)	$5,700	5,700

U.S. TREASURY BILLS 1.1%
0.256% due 04/26/2022 - 05/26/2022 (e)(f)(j)	1,124	1,124

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.530% due 06/21/2022 (f)(g)(m)	244	244

Total Short-Term Instruments (Cost $7,068)		7,068

Total Investments in Securities (Cost $183,843)		186,438

Total Investments 180.0% (Cost $183,843)		$186,438
Financial Derivative Instruments (k)(l) (0.2)%(Cost or Premiums, net $823)		(242)
Other Assets and Liabilities, net (79.8)%		(82,635)

Net Assets Applicable to Common Shareholders 100.0%		$103,561

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$49	$49	0.05%
Neiman Marcus Group Ltd. LLC	09/25/2020	425	2,045	1.97
Nobil Corp.	02/05/2021	27	80	0.08
Oracle Corp.4.100% due 03/25/2061	08/12/2021	110	86	0.08
Westmoreland Mining Holdings	12/08/2014	269	0	0.00

$880	$2,260	2.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BCY	0.926%	12/07/2021	06/07/2022	$(630)	$(632)
BNY	1.000	02/16/2022	05/16/2022	(6,147)	(6,155)
BOS	0.780	03/10/2022	06/10/2022	(458)	(458)
1.350	03/22/2022	07/20/2022	(1,435)	(1,435)
1.600	03/22/2022	07/20/2022	(1,603)	(1,604)
BPS	0.520	10/14/2021	04/18/2022	(1,119)	(1,122)
0.750	03/10/2022	05/13/2022	(1,166)	(1,167)
0.810	10/01/2021	04/01/2022	(3,325)	(3,338)
0.950	12/10/2021	06/10/2022	(753)	(755)
0.960	12/03/2021	06/03/2022	(1,763)	(1,769)
0.960	03/17/2022	06/17/2022	(795)	(795)
1.000	01/11/2022	07/11/2022	(4,738)	(4,748)
1.100	03/29/2022	06/02/2022	(1,156)	(1,156)
1.200	03/29/2022	06/02/2022	(938)	(938)
1.250	03/16/2022	09/16/2022	(618)	(619)
1.250	03/18/2022	09/16/2022	(351)	(351)
1.530	03/23/2022	06/23/2022	(3,854)	(3,856)
1.940	04/01/2022	10/03/2022	(3,277)	(3,277)
BRC	0.500	01/06/2022	04/06/2022	(279)	(279)
0.550	01/10/2022	04/11/2022	(346)	(346)
0.720	03/03/2022	05/09/2022	(887)	(888)
0.806	10/07/2021	04/07/2022	(2,308)	(2,317)
0.870	03/10/2022	06/13/2022	(1,052)	(1,053)
0.920	01/27/2022	04/27/2022	(831)	(832)
1.014	03/08/2022	06/10/2022	(2,474)	(2,476)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

1.020	03/21/2022	06/24/2022	(488)	(489)
1.160	03/23/2022	04/25/2022	(680)	(680)
1.210	03/23/2022	04/25/2022	(623)	(623)
1.310	03/23/2022	04/25/2022	(542)	(542)
CIB	1.150	03/16/2022	06/16/2022	(140)	(140)
1.250	03/18/2022	06/16/2022	(1,881)	(1,882)
CSG	0.450	01/13/2022	04/18/2022	(369)	(370)
JML	0.950	02/24/2022	05/27/2022	(686)	(687)
1.050	02/24/2022	05/27/2022	(1,945)	(1,947)
MZF	1.350	03/14/2022	06/14/2022	(5,295)	(5,299)
NOM	1.000	03/29/2022	07/01/2022	(224)	(224)
RBC	0.940	01/10/2022	07/11/2022	(718)	(719)
RDR	0.850	03/22/2022	05/24/2022	(171)	(172)
RTA	0.970	02/09/2022	05/10/2022	(3,148)	(3,152)
SOG	0.500	10/21/2021	04/21/2022	(991)	(993)
0.500	03/18/2022	TBD(2)	(464)	(464)
0.580	03/18/2022	TBD(2)	(888)	(888)
0.640	03/01/2022	05/03/2022	(645)	(645)
0.670	01/07/2022	07/06/2022	(38)	(38)
0.670	01/07/2022	07/08/2022	(91)	(91)
0.720	03/03/2022	05/05/2022	(1,101)	(1,102)
0.770	03/23/2022	04/25/2022	(171)	(171)
1.050	02/18/2022	05/24/2022	(636)	(637)
TDM	0.470	03/18/2022	TBD(2)	(1,606)	(1,606)
0.500	03/18/2022	TBD(2)	(1,211)	(1,211)
0.510	03/18/2022	TBD(2)	(646)	(646)
0.550	03/18/2022	TBD(2)	(136)	(136)
UBS	0.500	03/18/2022	TBD(2)	(133)	(133)
0.510	01/05/2022	04/05/2022	(1,465)	(1,466)
0.510	01/10/2022	04/11/2022	(671)	(671)
0.510	01/12/2022	04/12/2022	(157)	(157)
0.510	01/18/2022	04/18/2022	(312)	(312)
0.510	01/28/2022	04/01/2022	(87)	(87)
0.510	03/11/2022	04/01/2022	(772)	(773)
0.510	03/30/2022	04/11/2022	(264)	(264)
0.600	03/18/2022	TBD(2)	(1,981)	(1,982)
0.600	03/30/2022	03/29/2024	(1,714)	(1,714)
0.650	03/18/2022	TBD(2)	(1,178)	(1,178)
0.700	03/18/2022	TBD(2)	(254)	(254)
0.805	10/08/2021	04/08/2022	(6,770)	(6,797)
0.850	03/24/2022	04/25/2022	(555)	(555)
0.870	01/07/2022	04/07/2022	(3,704)	(3,711)
1.300	03/18/2022	06/17/2022	(167)	(167)
1.300	04/01/2022	07/01/2022	(802)	(802)

Total Reverse Repurchase Agreements	$(88,943)

(j)	Securities with an aggregate market value of $105,692 and cash of $270 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(82,291) at a weighted average interest rate of 0.663%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,500	$0	$27	$27	$0	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	1,700	151	(59)	92	0	(15)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	15,300	(131)	326	195	1	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	(832)	(226)	2	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	500	1	24	25	0	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	200	(1)	(10)	(11)	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(175)	(98)	1	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027	1,200	0	61	61	0	(1)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027	5,500	(19)	(209)	(228)	3	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027	850	0	44	44	0	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027	3,400	(12)	(127)	(139)	2	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027	1,400	0	67	67	0	(1)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027	5,500	(21)	(177)	(198)	2	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	140	(7)	(9)	(16)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	400	2	20	22	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029	908	0	52	52	0	(1)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029	3,300	(13)	(133)	(146)	4	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	(283)	347	10	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	4,150	186	(540)	(354)	8	0

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	627	(15)	84	69	0	(2)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031	100	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031	100	0	9	9	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	5,200	18	(483)	(465)	0	(32)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	7	6	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	400	0	56	56	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	84	80	0	(6)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(2)	58	56	0	(3)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051	1,300	0	222	222	0	(12)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051	2,700	0	(341)	(341)	25	0

Total Swap Agreements	$1,445	$(2,228)	$(783)	$58	$(77)

Cash of $1,446 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$2,199	$(437)	$287	$0	$(150)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	645	(185)	112	0	(73)

Total Swap Agreements	$(622)	$399	$0	$(223)

(m)

Securities with an aggregate market value of $244 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$24,286	$6,230	$30,516
Corporate Bonds & Notes
Banking & Finance	0	7,974	0	7,974
Industrials	0	20,962	4,318	25,280
Utilities	0	4,035	0	4,035
Convertible Bonds & Notes
Industrials	0	560	0	560
Municipal Bonds & Notes
Puerto Rico	0	1,220	0	1,220
U.S. Government Agencies	0	4,401	0	4,401
Non-Agency Mortgage-Backed Securities	0	39,381	0	39,381
Asset-Backed Securities	0	50,657	1,661	52,318
Common Stocks
Communication Services	861	0	341	1,202
Energy	80	0	49	129
Industrials	5	10	2,045	2,060
Utilities	0	0	240	240
Warrants
Industrials	0	0	64	64
Information Technology	0	0	1,059	1,059
Preferred Securities
Industrials	0	51	5,104	5,155
Real Estate Investment Trusts
Real Estate	3,776	0	0	3,776
Short-Term Instruments
Short-Term Notes	0	5,700	0	5,700
U.S. Treasury Bills	0	1,124	0	1,124
U.S. Treasury Cash Management Bills	0	244	0	244

Total Investments	$4,722	$160,605	$21,111	$186,438

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Exchange-traded or centrally cleared					$0		$58	$0	$58

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0		(77)	0	(77)
Over the counter					0		(223)	0	(223)

					$0		$(300)	$0	$(300)

Total Financial Derivative Instruments					$0		$(242)	$0	$(242)

Totals					$4,722		$160,363	$21,111	$186,196

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$4,406	$2,245	$(597)	$(26)	$(581)	$719	$1,470	$(1,406)	$6,230	$(14)
Corporate Bonds & Notes
Industrials	0	4,269	0	0	0	49	0	0	4,318	49
Asset-Backed Securities	2,930	0	0	29	(1,821)	658	0	(135)	1,661	(1,131)
Common Stocks
Communication Services	485	0	0	0	0	(144)	0	0	341	(144)
Energy	0	49	0	0	0	0	0	0	49	0
Industrials	1,458	0	0	0	0	587	0	0	2,045	587
Materials(2)	2,083	0	(2,025)	0	157	(215)	0	0	0	0
Utilities	411	0	0	0	0	(171)	0	0	240	(171)
Warrants
Industrials	80	0	0	0	0	(16)	0	0	64	(16)
Information Technology	971	0	0	0	0	88	0	0	1,059	88
Preferred Securities
Industrials	4,082	0	0	0	0	1,022	0	0	5,104	1,022

Totals	$16,906	$6,563	$(2,622)	$3	$(2,245)	$2,577	$1,470	$(1,541)	$21,111	$270

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,386	Proxy Pricing			Base Price			100.500	—
		784	Recent Transaction			Purchase Price			100.000	—
		1,487	Third Party Vendor			Broker Quote			62.500 - 98.500	98.089
		2,573	Waterfall Recoverability			Recovery Value			100.000	—
Corporate Bonds & Notes
Industrials		4,318	Discounted Cash Flow			Discount Rate			9.037	—
Asset-Backed Securities		203	Discounted Cash Flow			Discount Rate			8.000	—
		1,458	Proxy Pricing			Base Price			10.000 - 10,321.750	8,787.483
Common Stocks
Communication Services		341	Stock Price w/Liquidity Discount			Liquidity Discount			10.000	—
Energy		49	Other Valuation Techniques(3)			—			—	—
Industrials		2,045	Discounted Cash Flow			Discount Rate			11.500 - 18.000	11.500
Utilities		240	Indicative Market Quotation			Broker Quote			$24.250	—
Warrants
Industrials		64	Comparable Companies			EBITDA Multiple		X/X	12.200/10.100	—
Information Technology		1,059	Comparable Companies/Discounted Cash Flow			EBITDA Multiple		X	5.590	—
Preferred Securities
Industrials		4,547	Comparable Companies			EBITDA Multiple		X/X	12.200/10.100	—
		557	Comparable Companies/Discounted Cash Flow			Book Value Multiple/Discount Rate		X/%	0.262/20.183	—

Total		$21,111

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Sector type updated from Financials to Materials since prior fiscal year end.
(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	CSG	Credit Suisse AG Cayman	RDR	RBC Capital Markets LLC
BNY	Bank of New York Mellon	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BOS	BofA Securities, Inc.	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	MZF	Mizuho Securities USA LLC	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce	RBC	Royal Bank of Canada

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap	TBD	To-Be-Determined
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced